Schedule of Long-Term Debt Maturity (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2013		$ 73
2014	0	0
2015	0	92
2016	400	79
2017	0	0
After 2017	3,250	338
Total	$ 3,650	$ 582